UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

ALLERGAN PLC

Ticker Symbol:AGN	Cusip Number:GO177J108
Record Date: 3/5/2019	Meeting Date: 5/1/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1k	Election of Directors	For	Issuer	For	With
2	Approve Executive Officer compensation	For	Issuer	For	With
3	Ratify the appointment of PricewaterhouseCoopers LLP as independent accountant	For	Issuer	For	With
4	Renew the authority of Directors to issue shares	For	Issuer	For	With
5A	Renew the authority of Directors to issue shares for cash without first offering shares to existing shareholders	Against	Issuer	For	Against
5B	Authorize the Directors to allot new shares up to 5% for ash in connection with an acquisition or capital investment	Against	Issuer	For	Against
6	To consider a proposal requiring an independent Board Chairman	Against	Stockholder	Against	With

ALPHABET INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/22/2019	Meeting Date: 6/19/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.10	Election of Director nominees	For	Issuer	For	With
10	Strategic alternatives	Against	Stockholder	Against	With
2	Ratification of Ernst & Young LLP as independent public accountant	For	Issuer	For	With
3	Amendment & restatement of Alphabet's 2012 stock plan	For	Issuer	For	With
4	Equal Shareholder voting	Against	Stockholder	Against	With
5	Inequitable Employment Practices	Against	Stockholder	Against	With
6	Establishment of societal risk oversight committee	Against	Stockholder	Against	With
7	Report on sexual harassment risk management	Against	Stockholder	Against	With
8	Majority vote for the election of Directors	Against	Stockholder	Against	With
9	Report on gender pay	Against	Stockholder	Against	With

AMERICAN INTERNATIONAL GROUP

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/25/2019	Meeting Date: 5/21/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve executive compensation	For	Issuer	For	With
3	To vote on the frequency of future executive compensation votes every year	For	Issuer	For	With
4	To ratify the selection of PricewaterhouseCoopers as independent accountant	For	Issuer	For	With
5	Proposal to give shareholders who hold at least 10% of stock the right to call special meetings	Against	Stockholder	Against	With

ANHEUSER-BUSCH INBEV

Ticker Symbol:BUD	Cusip Number:03524A108
Record Date: 4/10/2019	Meeting Date: 4/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Appointment of statutory auditor and remuneration	For	Issuer	For	With
11a-11c	Remuneration changes	For	Issuer	For	With
12	Filings	For	Issuer	For	With
1c	Modification of the corporate purpose	For	Issuer	For	With
2	Change article 23 of the Bylaws	For	Issuer	For	With
6	Approval of the statutory annual accounts	For	Issuer	For	With
7	Discharge to the Directors	For	Issuer	For	With
8	Discharge to the statutory auditor	For	Issuer	For	With
9a-9g	Appointment of Directors	For	Issuer	For	With

APPLE, INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2019	Meeting Date: 3/1/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1h	Election of Director nominees	For	Issuer	For	With
2	Ratification of appointment of Ernst & Young LLP as independent accountant	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Shareholder proxy access amendments	Against	Stockholder	Against	With
5	True diversity Board policy	Against	Stockholder	Against	With

BANCO DO BRASIL

Ticker Symbol:BDORY	Cusip Number:059578104
Record Date: 3/27/2019	Meeting Date: 4/26/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To examine, discuss and vote the Company's financial statements for 2018	For	Issuer	For	With
2	To decide on the allocation of net income for fiscal 2018	For	Issuer	For	With
3a	To elect the members of the Board of Directors appointment by Controller	For	Issuer	For	With
3b	To elect the members of the Board of Directors appointment by Minority available	For	Issuer	For	With
4a	To elect the members of the Supervisory Board appointment by Controller	For	Issuer	For	With
4b	To elect the members of the Supervisory Board appointment by Minority	For	Issuer	For	With
5	To establish the compensation for the members of Supervisory Board	For	Issuer	For	With
6	To establish the annual global amount of compensation for the members of the administration bodies	For	Issuer	For	With
7	To establish the compensation of the Audit Committee	For	Issuer	For	With
E1	To deliberate on the proposed changes to the company's Bylaws	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 4/4/2019	Meeting Date: 4/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1p	Election of Directors	For	Issuer	For	With
2	Approve Executive Compensation Plan	For	Issuer	For	With
3	Ratify appointment of independent accountant for 2019	For	Issuer	For	With
4	Amend the Bank of America Key Employee Equity Plan	For	Issuer	For	With
5	Report concerning Gender Pay Equity	Against	Stockholder	Against	With
6	Right to Act by Written Consent	Against	Stockholder	Against	With
7	Enhance shareholder proxy access	Against	Stockholder	Against	With

BAYER AG

Ticker Symbol:BAYRY	Cusip Number:072730302
Record Date: 4/11/2019	Meeting Date: 4/26/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Distribution of the profit	For	Issuer	For	With
2	Ratification of the actions of the Board of Management	For	Issuer	For	With
3	Ratification of the actions of the Supervisory Board	For	Issuer	For	With
4	Supervisory Board Election	For	Issuer	For	With
5a	Authorization to acquire and use own shares	For	Issuer	For	With
5b	Authorization to acquire own shares using derivatives	For	Issuer	For	With
6	Election of the Auditor	For	Issuer	For	With

BNP PARIBAS

Ticker Symbol:BNPQY	Cusip Number:05565A202
Record Date: 4/15/2019	Meeting Date: 5/23/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the parent company financial statements for the 2018 financial year.	For	Issuer	For	With
10	ratification of the co-option of a Director	For	Issuer	For	With
15-Nov	Vote on components of the remuneration policy.	For	Issuer	For	With
16	Advisory vote on the overall amount of remuneration of any kind paid during fiscal year 2018 to executives and certain categories of personnel	For	Issuer	For	With
2	Approval of the consolidated financial statements for the 2018 financial year.	For	Issuer	For	With
3	Appropriation of net income and distribution of dividends	For	Issuer	For	With
4	special report of the statutory auditors on related party agreements and commitments falling within the scope of articles L.225-38 et seq. of the French Commercial Code	For	Issuer	For	With
5	Authorization for the Board of Directors to purchase company shares	For	Issuer	For	With
9-Jun	Re-appointment of Directors	For	Issuer	For	With
E17	Authorization for the Board of Directors to reduce the sahre capital by cancelling shares.	For	Issuer	For	With
E18	Authority to compete legal formalities	For	Issuer	For	With

CIGNA CORPORATION

Ticker Symbol:CI	Cusip Number:125523100
Record Date: 2/25/2019	Meeting Date: 4/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1m	Election of Directors	For	Issuer	For	With
2	Advisory approval of Executive compensation plan	For	Issuer	For	With
3	Ratification of appointment of PricewaterhouseCoopers as independent accountant	For	Issuer	For	With
4	Increase shareholder rights to include action by written consent	Against	Stockholder	Against	With
5	Cyber risk report	Against	Stockholder	Against	With
6	Gender pay gap report	Against	Stockholder	Against	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:172967424
Record Date: 2/19/2019	Meeting Date: 4/16/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1o	Election of Directors	For	Issuer	For	With
2	Ratify the selection of KPMG LLP as independent accountant	For	Issuer	For	With
3	Advisory vote to approve 2018 Executive compensation plan	For	Issuer	For	With
4	Approval of the 2019 Stock Incentive Plan	For	Issuer	For	With
5	Request shareholder proxy access enhancement	Against	Stockholder	Against	With
6	Request that the Board adopt a policy prohibiting the vesting of equity based awards for senior executives due to voluntary resignation	Against	Stockholder	Against	With
7	Request that the Board amend the Bylaws to give holders in the aggregate of 15% of company stock the power to call a special meeting	Against	Stockholder	Against	With

DIAGEO PLC

Ticker Symbol:DEO	Cusip Number:25243Q205
Record Date: 8/10/2018	Meeting Date: 9/20/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receive the Directors' and Auditor's reports for fiscal year 2018	For	Issuer	For	With
10	Approval and adoption of the new articles of association	For	Issuer	For	With
2	Approval of Directors' remuneration report	For	Issuer	For	With
3	Declaration of the dividend on ordinary shares	For	Issuer	For	With
4	Election & Re-election of 8 Directors	For	Issuer	For	With
5	Re-appointment of PricewaterhouseCoopers LLP as auditor	For	Issuer	For	With
6	Remuneration of the auditor	For	Issuer	For	With
7	Authority to make political donations and incur political expenditures in the EU	For	Issuer	For	With
8	Authority to allot shares	For	Issuer	For	With
9	Authority to purchase own shares	For	Issuer	For	With

ESTEE LAUDER COMPANIES, INC.

Ticker Symbol:EL	Cusip Number:518439104
Record Date: 9/14/2018	Meeting Date: 11/13/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1e	Election of Director Nominees	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent accountant	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With

FACEBOOK, INC.

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/5/2019	Meeting Date: 5/30/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.08	Election of Directors	For	Issuer	For	With
10	Proposal regarding median gender pay gap	Against	Stockholder	Against	With
11	Proposal regarding workforce diversity	Against	Stockholder	Against	With
2	Ratify the appointment of Ernst & Young as independent accountant	For	Issuer	For	With
3	Approve the compensation program for Executive Officers	For	Issuer	For	With
4	To vote on whether the compensation program should be held every two years	For	Issuer	For	With
5	Proposal regarding a change in stockholder voting	Against	Stockholder	Against	With
6	Proposal regarding an independent chair	Against	Stockholder	Against	With
7	Proposal regarding majority voting for directors	Against	Stockholder	Against	With
8	Proposal regarding diversity board policy	Against	Stockholder	Against	With
9	Proposal regarding content governance report	Against	Stockholder	Against	With

GILEAD SCIENCES, INC.

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/15/2019	Meeting Date: 5/8/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1i	Election of Directors	For	Issuer	For	With
2	Ratify the selection of Ernst & Young as independent public accountant	For	Issuer	For	With
3	Approve Gilead's certificate of incorporation to allow stockholders to act by written consent	For	Issuer	For	With
4	To approve on an advisory basis the executive compensation plan	For	Issuer	For	With
5	Proposal to adopt a policy that the Chairman of the Board be an independent director	Against	Stockholder	Against	With
6	Proposal that Board issue a report as to how to allocate tax savings as a result of the Tax Cuts & Jobs Act	Against	Stockholder	Against	With

MASTERCARD

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/26/2019	Meeting Date: 6/25/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1o	Election of Directors	For	Issuer	For	With
2	Advisory Approval of Executive Compensation	For	Issuer	For	With
3	Ratification of Price Waterhouse as Independent Public accountant	For	Issuer	For	With
4	Gender pay gap proposal	Against	Stockholder	Against	With
5	Creation of a Human Rights Committee	Against	Stockholder	Against	With

NESTLE S.A.

Ticker Symbol:NSRGY	Cusip Number:641069406
Record Date: 3/21/2019	Meeting Date: 4/4/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.A	Approval of Annual Review Financial Statements	For	Issuer	For	With
1.B	Acceptance of Compensation report 2018	For	Issuer	For	With
2	Discharge to the members of the Board of Directors and Management	For	Issuer	For	With
3	Appropriation of profit resulting from the balance sheet for 2018	For	Issuer	For	With
4.AA-4.AL	Re-election of Directors	For	Issuer	For	With
4.BA-4.BB	Election of 2 Directors	For	Issuer	For	With
4.CA-4.CD	Election of 4 Directors to the Compensation Committee	For	Issuer	For	With
4.D	Election of auditors KPMG LLP	For	Issuer	For	With
4.E	Election of independent representative, Hartmann Dreyer, Attorneys at law	For	Issuer	For	With
5.A	Approval of the compensation of the Board of Directors	For	Issuer	For	With
5.B	Approval of the compensation of the Executive Board	For	Issuer	For	With
6	Capital reduction (by cancellation of shares)	For	Issuer	For	With
7	In the event of any yet unknown new or modified proposal by a shareholder during the General Meeting, I instruct the Independent Representative to vote as follows	Against	Issuer	Against	With

RECKITT BENCKISER GROUP PLC

Ticker Symbol:RBGLY	Cusip Number:756255204
Record Date: 3/20/2019	Meeting Date: 5/9/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and adopt the Company's Annual Report and Financial Statements for 2018	For	Issuer	For	With
2	To approve Directors' Remuneration Policy	For	Issuer	For	With
3	To declare the final dividend per ordinary share	For	Issuer	For	With
4	Re-election and election of 10 Directors	For	Issuer	For	With
5	Re-appointment of KPMG LLP as auditor and approval of remueration	For	Issuer	For	With
6	Authorize the company to make political donations and incur political expenditures	For	Issuer	For	With
7	Authority to allot shares	For	Issuer	For	With
8	To approve the rules of the Reckitt Benckiser Gropu Deferred Bonus Plan	For	Issuer	For	With
9	Authorize the Company to make market purchases of ordinary shares not to exceed 10% of the company's ordinary shares	For	Issuer	For	With

STERICYCLE, INC.

Ticker Symbol:SRCL	Cusip Number:858912108
Record Date: 5/21/2019	Meeting Date: 5/22/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1j	Election of Directors	For	Issuer	For	With
2	Advisory vote to approvce executive compensation	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as the Company's independent public accounting firm for 2019	For	Issuer	For	With
4	Stockholder Proposal entitled Special Shareholder Meeting Improvement	Against	Issuer	Against	With

T. ROWE PRICE GROUP INC.

Ticker Symbol:TROW	Cusip Number:74144T108
Record Date: 2/22/2019	Meeting Date: 4/25/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a- 1i	Election of Directors	For	Issuer	For	With
2	Approve the compensation paid by the company to its named Executive Officers	For	Issuer	For	With
3	Ratify the appointment of KPMG LLP as independent accountant for 2019	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG.CO. LTD

Ticker Symbol:TSM	Cusip Number:874039100
Record Date: 4/6/2019	Meeting Date: 6/5/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Accept Business Report and Financial Statements	For	Issuer	For	With
2	Approve the distribution of 2018 earnings	For	Issuer	For	With
3	Revise Article of Incorporation	For	Issuer	For	With
4	Revise TSMC policies re: acquisition & disposal of assets	For	Issuer	For	With
5	Election of Directors	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/22/2019	Meeting Date: 5/21/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.12	Election of Directors	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent auditors	For	Issuer	For	With
3	Approve executive officer compensation	For	Issuer	For	With

THE TJX COMPANIES

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 4/8/2019	Meeting Date: 6/4/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1K	Election of Director Nominees	For	Issuer	For	With
2	Ratification of Appointment of Pricewaterhouse as accountant	For	Issuer	For	With
3	Advisory approval of TJX's executive compensation	For	Issuer	For	With
4	Compensation disparities based on race, gender or ethnicity	Against	Stockholder	Against	With
5	Report on prison labor	Against	Stockholder	Against	With
6	Report on human rights risks	Against	Stockholder	Against	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/7/2019	Meeting Date: 3/7/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1i	Election of Directors	For	Issuer	For	With
2	Ratify the appointment of PriceWaterhouse Coopers LLP as independent accountant	For	Issuer	For	With
3	Approve advisory resolution on executive compensation	For	Issuer	For	With
4	Disclosure of company's lobbying policies and activities	Against	Stockholder	Against	With
5	Use of cyber security and data privacy metrics to determine executive compensation	Against	Stockholder	Against	With

UNILEVER PLC

Ticker Symbol:UL	Cusip Number:904767704
Record Date: 3/20/2019	Meeting Date: 5/2/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the Report and Accounts for 2018	For	Issuer	For	With
15-16	To elect 2 new Directors	For	Issuer	For	With
17	To reappoint KPMG LLP as auditors	For	Issuer	For	With
18	To authorize the Directors to fix the renumeration of the auditors	For	Issuer	For	With
19	To authorize political donations and expenditure	For	Issuer	For	With
2	To approve the Directors' remuneration report	For	Issuer	For	With
20	To renew the authority to Directors to issue shares	For	Issuer	For	With
21	To renew the authority to Directors to disapply pre-emption rights	For	Issuer	For	With
22	To renew the authority to Directors to disapply pre-emption rights for the purpose of acquisitions or capital investments	For	Issuer	For	With
23	To renew the authority to the Company to purchase its own shares	For	Issuer	For	With
14-Mar	To re-elect Directors	For	Issuer	For	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 2/28/2019	Meeting Date: 4/29/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1m	Election of Directors	For	Issuer	For	With
2	Advisory vote to approve executive compensation	For	Issuer	For	With
3	Appoint PricewaterhouseCoopers LLP as independent accountant	For	Issuer	For	With
4	Approve an amendment to the restated certificate of incorporation to eliminate supermajority voting for certain business combinations	For	Issuer	For	With
5	Ratify the 15% special meeting ownership threshold in the company's Bylaws	For	Issuer	For	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/5/2019	Meeting Date: 4/30/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1J	Election of Directors	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as independent accountant	For	Issuer	For	With
3	Approve the 2018 compensation of named executive officers	For	Issuer	For	With

* Management Recommended Vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:      Aug. 9, 2019